Average Annual Total Returns - Class R - BLACKROCK ENERGY OPPORTUNITIES FUND	Sep. 28, 2020
MSCI World Energy Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.45%
5 Years	(0.77%)
10 Years	1.38%
Investor A Shares
Average Annual Return:
1 Year	6.74%
5 Years	(4.89%)
10 Years	(2.25%)
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.28%
5 Years	(5.38%)
10 Years	(2.54%)
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.68%
5 Years	(3.60%)
10 Years	(1.64%)